Stockholders' equity - Stock Option Activity (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise Price Per Share [Abstract]
Expired, Exercise Price (usd per share)	$ 0.00
Tecogen
Stock Options Outstanding [Roll Forward]
Beginning (shares)	1,148,000	1,096,500	1,096,500	1,095,250
Granted (shares)	43,325		76,500	17,500
Exercised (shares)	(5,000)		(25,000)	0
Canceled and forfeited (shares)	0		0	(15,938)
Expired (shares)	0		0	(313)
Ending (shares)	1,186,325		1,148,000	1,096,500
Exercisable (shares)	919,250		799,500	662,563
Vested and expected to vest (shares)	1,186,325		1,148,000
Weighted Average Exercise Price [Roll Forward]
Beginning (usd per share)	$ 2.13	$ 1.96	$ 1.96	$ 1.92
Granted (usd per share)	$ 4.50		$ 3.86	$ 3.20
Exercised (usd per share)	$ 1.20		$ 0.12	$ 0.00
Canceled and forfeited (usd per share)	$ 0.00		$ 0.00	$ 1.28
Expired (usd per share)	$ 0.00		$ 0.00	$ 2.60
Ending (usd per share)	$ 2.22		$ 2.13	$ 1.96
Exercisable (usd per share)	$ 1.90		$ 1.79	$ 1.56
Vested and expected to vest (usd per share)	$ 2.22		$ 2.13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	5 years 8 months 23 days			5 years 9 months 18 days
Outstanding, Aggregate Intrinsic Value	$ 2,704,600		$ 2,721,100	$ 1,356,400	$ 1,387,150
Exercisable, Aggregate Intrinsic Value	2,387,075		2,166,550	1,096,225
Vested and expected to vest, Aggregate Intrinsic Value	2,704,600
Exercise Price Per Share [Abstract]
Granted, Exercise Price (usd per share)	$ 4.50			$ 3.20
Exercised, Exercise Price (usd per share)	$ 1.20		$ 0.12	$ 0
Canceled and Forfeited, Exercise Price (usd per share)	$ 0		$ 0
Expired, Exercise Price (usd per share)			$ 0.00	$ 2.60
Ilois
Stock Options Outstanding [Roll Forward]
Beginning (shares)	575,000	575,000	575,000	525,000
Granted (shares)	0		0	50,000
Exercised (shares)	0		0	0
Canceled and forfeited (shares)	0		0	0
Expired (shares)	0		0	0
Ending (shares)	575,000		575,000	575,000	525,000
Exercisable (shares)	125,000		0	0
Vested and expected to vest (shares)	575,000		575,000
Weighted Average Exercise Price [Roll Forward]
Beginning (usd per share)	$ 0.29	$ 0.29	$ 0.29	$ 0.27
Granted (usd per share)	$ 0.00		$ 0.00	$ 0.50
Exercised (usd per share)	$ 0		$ 0.00	$ 0.00
Canceled and forfeited (usd per share)	$ 0		$ 0.00	$ 0.00
Expired (usd per share)	$ 0		$ 0.00	$ 0.00
Ending (usd per share)	$ 0.29		$ 0.29	$ 0.29	$ 0.27
Exercisable (usd per share)	$ 0.50		$ 0.50	$ 0.00
Vested and expected to vest (usd per share)	$ 0.29		$ 0.29	$ 0.29
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	6 years 2 months 9 days	6 years 5 months 9 days	6 years 5 months 9 days	7 years 5 months 7 days	8 years 2 months 22 days
Outstanding, Aggregate Intrinsic Value	120,000		120,000	120,000	120,000
Exercisable, Aggregate Intrinsic Value	0		0	0
Vested and expected to vest, Aggregate Intrinsic Value	$ 120,000		$ 120,000	$ 120,000
Exercise Price Per Share [Abstract]
Granted, Exercise Price (usd per share)	$ 0.00		$ 0.00	$ 0.50
Exercised, Exercise Price (usd per share)	$ 0		$ 0	$ 0
Canceled and Forfeited, Exercise Price (usd per share)	$ 0		$ 0	$ 0
Expired, Exercise Price (usd per share)	$ 0		$ 0	$ 0
Stock options | Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			5 years 7 months 18 days	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life			5 years 9 months 20 days	4 years 7 months 28 days	5 years 6 months 11 days
Exercise Price Per Share [Abstract]
Risk-free interest rate			1.34%	0.70%
Stock options | Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				6 years 3 months
Exercise Price Per Share [Abstract]
Risk-free interest rate				2.03%
Restricted stock | Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	361,570		361,570	399,070	483,317
Exercise Price Per Share [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 1.31		$ 1.31	$ 1.44	$ 1.44
Granted (shares)	0		0	0
Granted (usd per share)	$ 0.00		$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0		0	0
Vested (usd per share)	$ 0		$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0		37,500	84,247
Forfeited (usd per share)	$ 0.00		$ 2.60	$ 1.36
Restricted stock | Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			310,000	510,000
Exercise Price Per Share [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.10		$ 0.10
Granted (shares)	0
Granted (usd per share)	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0
Vested (usd per share)	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0
Forfeited (usd per share)	$ 0.00